485BPOS – WQIIIVUL Amended Part C
PART A

Part A, the Prospectus for WealthQuest III Variable Universal Life dated May 1, 2011, was filed pursuant to Rule 485(b) under the Securities Act of 1933 on April 29, 2011 (Accession No. 0000899732-11-000010)_, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information to the WealthQuest III Variable Universal Life dated May 1, 2011, was filed pursuant to Rule 485(b) under the Securities Act of 1933 on April 29, 2011 (Accession No. 0000899732-11-000010)_, and is incorporated herein by reference.

PART C

Items 26.  Exhibits

Exhibit (a) Resolution of the Board of Directors of American National Insurance Company authorizing establishment of American National Variable Life Separate Account (incorporated by reference from Registrant’s registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b) Not Applicable

Exhibit (c)(1) Distribution and Administrative Services Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (c)(2) Distribution and Selling Agreement (previously filed with Registrant’s post-effective amendment number 17 filed on April 29, 2011).

Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (Form WQVUL)(previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17,
2001)

Exhibit (d)(2) Automatic Increase Benefit Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(3) Level Term Rider (Form WQLT) (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(5) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 Form WQVUL08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(6) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(7) Form of Interstate Compact Level Term Rider (ICC08 Form WQLT08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 post-effective amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(8) Form of Generic Level Term Rider (Form WQLT08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(9) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 From WQVUL08) as of December 1, 2008, expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(10) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) as of December 1, 2008, expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(11) Form of Interstate Compact Automatic Increase Benefit Rider (Form ICC08 Form WQAIB) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(12) Form of Generic Automatic Increase Benefit Rider (Form WQAIB) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(13) Form of Interstate Compact Disability Waiver of Premium Rider (Form ICC08 Form WQVULDW) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(14) Form of Generic Disability Waiver of Premium Rider (Form WQVULDW) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (e) Application Form (previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (g) Reinsurance Treaty No. UL2000 previously filed with registrant’s post-effective amendment number 2 filed on April 29, 2003.

Exhibit (g)(1) Treaty No. U24 with Gerling Global Life Reinsurance Company (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(2) Treaty No. U24 with Swiss Re Life and Health Inc. (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(3) Treaty No. U24 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(4) Treaty No. 3036 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(5) Treaty No. U24 with General & Cologne Life Re of America (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (g)(6) Agreement No. 08-010-TL with Ace Life Insurance Co. (previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(7) Treaty No. Executive UL with Swiss Re Life & Health American Inc. (previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(8) Treaty No. U26 with Munich American Reassurance Company (filed previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(9) Treaty No. Executive UL Amendment. No. 1 with ACE Tempest Life Re (filed previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(10) Treaty No. Executive UL Amendment No. 1 with Swiss Re Life & Health American, Inc. (previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(11) Treaty No. 3438 (UL26) Amendment No. 2 with Munich American Reassurance Company (previously filed with Registrant’s post effective amendment number 15 filed on April 30, 2010).

Exhibit (g)(12) Reinsurance Treaty with RGA Reinsurance Company (previously filed with Registrant’s post effective amendment number 17 filed on April 29, 2011).

Exhibit (h)(1) Form of American National Investment Accounts, Inc. Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from Registrant’s
(registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-53122) filed on December 22, 2000)

Exhibit (h)(9) Form of AIM Variable Investment Funds Participation Agreement (previously filed with Registrant’s post effective amendment to this Registration statement (number 333-53122) filed on April 27, 2006.)

Exhibit (i) Not Applicable

Exhibit (j) Not Applicable

Exhibit (k) Legal Opinion

Exhibit (l) Opinion of Illustration Actuary

Exhibit (m) Calculation

Exhibit (n) Other Opinions - Independent Auditor's Consent (filed herewith)

Exhibit (o) Not Applicable

Exhibit (p) Not Applicable

Exhibit (q) Restated Issuance, Transfer And Redemption Procedures
(previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (r) Power of Attorney (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005.)

ITEM 27 DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers, unless indicated otherwise, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen	President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board and Chief Executive Officer

2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550
Officers

Name	Office

James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, ,Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasure

Billy Joe Garrison	Executive Vice President, Director of Career Sales & Service Division

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny D. Johnson	Senior Vice President and Corporate Chief Information Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

William Franklin Carlton	Senior Vice President and Corporate Controller

Gordon Dennis Dixon *	Senior Vice President, Chief Investment Officer

Bernard Stephen Gerwel	Senior Vice President, Chief Multiple Line Exclusive Agency Administrative Officer
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division
2911 South Shore Boulevard, Suite 130
League City, TX 77573

Ronald Clark Price	Senior Vice President, Multiple Line Chief Marketing Officer – Career Life Agencies

Steven Harvey Schouweiler*	Senior Vice President, Health Insurance Operations

Shannon Lynn Smith	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services
3030 Invincible
League City, TX 77573

Douglas Raymond Brown	Vice President and Actuary

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Richard Thomas Crawford	Vice President and Assistant Controller
2525 South Shore Boulevard
League City, TX 77573

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Andrew Ryan Duncan*	Vice President, Equity Investments

Lee Chad Ferrell	Vice President, Independent Marketing Group Operations

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Charles Jordan Jones*	Vice President, Health Underwriting/New Business

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz*	Vice President, Direct Marketing & Sales

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Deborah Kay Janson	Vice President, Corporate Planning

Sara Liane Latham	Vice President & Associate Actuary

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire*	Vice President, Fixed Income

George Arthur Macke	Vice President, General Auditor

John Spencer Maidlow*	Vice President, Portfolio Management

Bradley Wayne Manning	Vice President, Life & Annuity Claims
2525 South Shore Boulevard
League City, TX 77573

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production
2525 SouthShore Boulevard
League City, TX 77573

James Brian McEniry	Vice President, Director of Telecommunications
3030 Invincible
League City, TX 77573

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

Wayne Allen Smith	Vice President, Career Sales and Service Division

Clarence Ellsworth Tipton	Vice President and Assistant Actuary

James Patrick Stelling*	Vice President, Group/Health Compliance
William Henry Watson, III	Vice President, Chief Health Actuary

Brian Keith Weyer	Vice President, Assistant Corporate Treasurer
2525 South Shore Boulevard
League City, TX 77573

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

John Thomas Burchett	Asst. Vice President, Accounting Control
2525 South Shore Boulevard
League City, TX 77573

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Nancy Maureen Day	Asst. Vice President, Pension Administration

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

William Joseph Hogan*	Asst. Vice President, Health & HIPAA Compliance

Barbara J. Huerta	Asst. Vice President, Enterprise Financial Systems
3030 Invincible
League City, TX 77573

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer
3030 Invincible
League City, TX 77573

Carol Ann Kratz	Asst. Vice President, Human Resources
4500 Lockhill-Selma Road
San Antonio, TX 78249

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Life & Annuity Systems

Tracy Leigh Milina	Asst. Vice President, Health Business Vision Coordinator

Michael Scott Nimmons*	Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

David Harvin Schutz	Asst. Vice President, National Accounts

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Dr. John Frank White III	Asst. Vice President, Associate Medical Director

Dustin Joseph Dusek	Assistant Actuary

Christopher Keith Falconer	Assistant Actuary

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Life Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three other separate accounts, American National Variable Annuity Separate Account, American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.57% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Kentucky Landmark Hotels, L.L.C
1859 Historic Hotels, Ltd.	LHH Hospitality, Inc.
Colorado Landmark Hotels, L.L.C.	Virginia Landmark Hotels, L.L.C.
Gal-Tenn Hotel Corporation

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:
Entity:  121 Village, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  AN, Stonebriar, Ltd. owns a 33% limited partnership interest

Entity:                      Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company

Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Entity:                      American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:                      American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis for Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact

Entity:                      American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Entity:                      American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  AN/CAN Investments, Inc.

Entity Form: a British Columbia corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  ANCAP Jasper, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANCAP Jasper II, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:                      ANDV 97, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest

Entity:                      ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation

Entity:                      ANIND TX, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANPAC General Agency of Texas

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:                      ANREINV, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner

Entity:                      ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, LTD.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest

Entity: AN/WRI GS, LLC

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity: AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity:  Baron Phoenix Apts, LLC

Entity Form:  an Arizona limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:                      Bayport II Mountain West Houston, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Baywood Project, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% limited partnership interest

Entity:  Beltway/Antoine Business Center, Phase I

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest

Entity:  Beltway II, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity:  Cedar Crossing Mountain West Houston LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest

Entity:                      Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity: Cumberland/146, LLC

Entity Form: a Indiana limited liability corporation

Ownership or other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Eagle 99, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Financial Services, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc.owns 100%

Entity:  Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%

Entity:  Forest View Limited Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest

Entity:                      Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANH2O, Inc. is 1% general partner; Preston 121 Partners, Ltd. Is 59% limited partner.

Entity:  Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Germann Road Land Development, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  I-10 Industrial Development LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Interpark Pittsburgh, LLC

Entity Form:  a Delaware limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 85% interest

Entity:  Kearns Building Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns an 85% interest.

Entity:  MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest

Entity:  MRPL Retail Partners II, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P.  owns a 50% limited partnership interest

Entity:  MWBP, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity:  Newington-Berlin Retail LLC

Entity Form:  a Connecticut limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  Pacific Property and Casualty Company

Entity Form:  a California corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  Parmenter 220 East Las Colinas  Blvd., LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest

Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP. owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Carolina Pines, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Corporate Drive Limited Partnership

Entity Form:  a North Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest. and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Kent Drive, LP

Entity Form:  a Georgia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Nashville, LP

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Northfork, LP.

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Omnicron Court, LP

Entity Form:  a Kentucky limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Watkins Road, LP

Entity Form:  a North Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general partnership interest. Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:  RREC Evans Ranch, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  RREC Stone Oak, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form:  a New York corporation

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form:  a Massachusetts corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 100%.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form:  a New Hampshire corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 25%.

Entity:  Rutledge Partners, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 26% limited partnership interest.

Entity:  South Shore Harbour Development, Ltd

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANTAC, Inc. owns a 95% limited partnership interest.  ANREM Corp. owns a 5% general partnership interest.

Entity:  Standard Life and Accident Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of Standard Life and Accident Insurance Company

Entity:  Timbermill, Ltd.

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Town and Country Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:  United Farm Family Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

ITEM 29. INDEMNIFICATION

The following provision is in the Distribution and Selling Agreement:

         "Indemnification by the Company.  Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.
arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.
arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.
arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.
arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as the Registrant’s principal underwriter. The following are the officers and directors of Securities Management and Research, Inc.

Name	Position	Principal Business Address
Thomas J. Berthel	Director, CEO and President	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Ronald O. Brendengen	Director, Executive Vice President	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Seth R. Gilkes	Director, CFO and VP of Finance	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Shelly R. Davenport	Chief Compliance Officer	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,476,510	N/A	N/A	N/A

ITEM 31 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance
Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 33. FEE REPRESENTATION

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and  the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 29th day of April, 2011.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 29th day of April, 2011.

Name	Title
John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer(Principal Financial Officer)
William F. Carlton	Senior Vice President and Corporate Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director